OTHER LONG-TERM LIABILITY	12 Months Ended
Sep. 30, 2020
Other Long Term Liabilities Disclosure [Abstract]
Other Long Term Liabilities Disclosure [Text Block]

14.         OTHER LONG-TERM LIABILITY

During the fiscal year 2011, the Company received government subsidies from the local PRC government for plant and equipment projects of RMB14.00 million and land use right of RMB10.90 million; in fiscal year 2016, the Company received government subsidies from the local PRC government for equipment projects of RMB8.63 million. In fiscal year 2017, the Company received government subsidies from the local PRC government for equipment projects of RMB4.04 million . In fiscal year 2018, the Company received government subsidies from the local PRC government for equipment projects of RMB3.7 million. In fiscal year 2019, the Company didn’t receive government subsidies. In fiscal year 2020, the Company received government subsidies from the local PRC government for equipment projects of RMB3.00 million. The non-current portion of such government subsidies are recorded as long-term liability, which will be amortized over the estimated useful lives related to the plant and equipment and land use right. The increase in deferred government subsidies was due to reclassification from other payable account.